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Stuart Strauss stuart.strauss@dechert.com +1 212 698 3529 Direct +1 212 698 0453 Fax

December 16, 2015

VIA EDGAR

Filing Room
Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Market Vectors ETF Trust
Registration Statement on Form N-14
(File No. 333-207097)

Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which all of the assets and liabilities of the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF, each a series of Exchange Traded Concepts Trust, will be transferred to Market Vectors High Income MLP ETF and Market Vectors High Income Infrastructure MLP ETF, respectively (each an “Acquiring Fund”), each a series of the Registrant, in exchange for shares of beneficial interest of the respective Acquiring Fund.

No fees are required in connection with this filing. Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529 or Allison M. Fumai at (212) 698-3526.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss